Information concerning the Group's Consolidated Operations (Tables)	6 Months Ended
Jun. 30, 2021
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Revenues By Country of Origin and Other Income
Revenues by country of origin and other income

	For the six-month period ended June 30,
	2020	2021
	$ in thousands
From France	48,323	20,061
From USA (1)	4,670	16,716

Revenues	52,993	36,777

Research tax credit	3,573	4,272
Subsidies and other (2)	(79)	1,532

Other income	3,494	5,804

Total revenues and other income	56,487	42,581

(1)	Revenues from USA concern Calyxt only.
(2)	As of June 30, 2021, this only includes Calyxt’s PPP loan, which is now forgiven and recognized as other income such as disclosed in note 10.1.

	For the three-month period ended June 30,
	2020	2021
	$ in thousands
From France (3)	607	(552)
From USA (1)	2,293	11,728

Revenues	2,900	11,176

Research tax credit	1,725	1,909
Subsidies and other (2)	(10)	1,530

Other income	1,716	3,439

Total revenues and other income	4,616	14,615

(1)	Revenues from USA concern Calyxt only.
(2)	As of June 30, 2021, this only includes Calyxt’s PPP loan, which is now forgiven and recognized as other income such as disclosed in note 10.1.
(3)
As of June 30, 2021, the negative impact corresponds to Cytovia’s convertible note revaluation for the three months ended March 31, 2021 which has been reclassified to financial result in the three months ended June 30, 2021.

Revenues by Nature
Revenues by nature

	For the six-month period ended June 30,
	2020	2021
	$ in thousands
Recognition of previously deferred upfront payments	19,535	—
Other revenues	27,536	20,014

Collaboration agreements	47,071	20,014

Licenses	1,233	—
Products & services	4,689	16,763

Total revenues	52,993	36,777

	For the three-month period ended June 30,
	2020	2021
	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues (1)	110	(551)

Collaboration agreements	110	(551)

Licenses (1)	466	(48)
Products & services	2,324	11,775

Total revenues	2,900	11,176

(1)
As of June 30, 2021, the negative impact corresponds to Cytovia’s convertible note revaluation for the three months ended March 31, 2021 which has been reclassified to financial result in the three months ended June 30, 2021.

Details of Operating Expenses by Nature

	For the six-month period ended June 30,
	2020	2021
Cost of goods sold	(9,204)	(18,706)
Royalty expenses	(1,223)	(1,194)

Cost of revenue	(10,428)	(19,899)

	For the six-month period ended June 30,
Research and development expenses	2020	2021
Wages and salaries	(13,276)	(20,863)
Social charges on stock option grants	—	(845)
Non-cash stock based compensation expense	(5,014)	(4,530)

Personnel expenses	(18,290)	(26,237)

Purchases and external expenses	(21,743)	(30,897)
Other	(3,555)	(5,204)

Total research and development expenses	(43,587)	(62,338)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2020	2021
Wages and salaries	(7,890)	(9,183)
Social charges on stock option grants	—	(350)
Non-cash stock based compensation expense	(4,413)	509

Personnel expenses	(12,302)	(9,024)

Purchases and external expenses	(6,980)	(6,419)
Other	(1,931)	(2,776)

Total selling, general and administrative expenses	(21,213)	(18,219)

	For the six-month period ended June 30,
Personnel expenses	2020	2021
Wages and salaries	(21,165)	(30,046)
Social charges on stock option grants	—	(1,195)
Non-cash stock based compensation expense	(9,427)	(4,020)

Total personnel expenses	(30,592)	(35,261)

	For the three-month period ended June 30,
	2020	2021
Cost of goods sold	(5,320)	(11,375)
Royalty expenses	(507)	(380)

Cost of revenue	(5,827)	(11,754)

	For the three-month period ended June 30,
Research and development expenses	2020	2021
Wages and salaries	(6,790)	(9,986)
Social charges on free shares and stock option grants	—	(84)
Non-cash stock based compensation expense	(2,410)	(2,819)

Personnel expenses	(9,200)	(12,888)

Purchases and external expenses	(11,775)	(15,845)
Other	(1,887)	(2,413)

Total research and development expenses	(22,862)	(31,147)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2020	2021
Wages and salaries	(3,105)	(3,206)
Social charges on free shares and stock option grants	—	(17)
Non-cash stock based compensation expense	(2,240)	(1,172)

Personnel expenses	(5,345)	(4,395)

Purchases and external expenses	(2,653)	(3,600)
Other	(1,072)	(1,348)

Total selling, general and administrative expenses	(9,070)	(9,343)

	For the three-month period ended June 30,
Personnel expenses	2020	2021
Wages and salaries	(9,895)	(13,192)
Social charges on free shares and stock option grants	—	(100)
Non-cash stock based compensation expense	(4,651)	(3,990)

Total personnel expenses	(14,546)	(17,283)

Summary of Key Performance Indicators by Reportable Segments
Details of key performance indicators by reportable segment for the six-month
periods ended June 30,

	For the six-month period ended June 30, 2020			For the six-month period ended June 30, 2021
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	4,670	48,323	52,993	16,716	20,061	36,777
External other income	—	3,494	3,494	1,528	4,276	5,804

External revenues and other income	4,670	51,817	56,487	18,244	24,337	42,581

Cost of revenue	(9,219)	(1,207)	(10,428)	(18,706)	(1,194)	(19,899)
Research and development expenses	(5,388)	(38,199)	(43,587)	(5,836)	(56,503)	(62,338)
Selling, general and administrative expenses	(11,774)	(9,439)	(21,213)	(7,528)	(10,691)	(18,219)
Other operating income and expenses	(44)	131	86	7	482	489

Total operating expenses	(26,426)	(48,715)	(75,142)	(32,063)	(67,905)	(99,968)

Operating income (loss) before tax	(21,756)	3,102	(18,655)	(13,818)	(43,569)	(57,387)

Net financial gain (loss)	(148)	(487)	(635)	(584)	1,015	431

Net income (loss)	(21,904)	2,615	(19,290)	(14,402)	(42,554)	(56,956)

Non controlling interests	7,069	—	7,069	5,169	—	5,169

Net income (loss) attributable to shareholders of Cellectis	(14,835)	2,615	(12,221)	(9,233)	(42,554)	(51,787)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	573	4,177	4,750	532	3,703	4,235
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	1,879	1,667	3,546	(918)	916	(2)

Adjustment of share-based compensation attributable to shareholders of Cellectis	2,452	5,844	8,296	(385)	4,619	4,233

Adjusted net income (loss) attributable to shareholders of Cellectis	(12,383)	8,459	(3,924)	(9,619)	(37,935)	(47,554)

Depreciation and amortization	(980)	(3,212)	(4,192)	(1,218)	(5,954)	(7,173)
Additions to tangible and intangible assets	355	29,832	30,187	308	11,020	11,327

Details of key performance indicators by reportable s
e
gment for three-month periods ended June 30,

	For the three-month period ended June 30, 2020			For the three-month period ended June 30, 2021
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	2,293	607	2,900	11,728	(552)	11,176
External other income	—	1,716	1,716	1,528	1,911	3,439

External revenues and other income	2,293	2,323	4,616	13,256	1,359	14,615

Cost of revenue	(5,339)	(487)	(5,827)	(11,337)	(418)	(11,754)
Research and development expenses	(2,754)	(20,107)	(22,862)	(2,810)	(28,336)	(31,147)
Selling, general and administrative expenses	(5,311)	(3,759)	(9,070)	(3,410)	(5,933)	(9,343)
Other operating income and expenses	(24)	135	111	31	118	150

Total operating expenses	(13,429)	(24,218)	(37,647)	(17,526)	(34,569)	(52,096)

Operating income (loss) before tax	(11,136)	(21,895)	(33,031)	(4,270)	(33,210)	(37,481)

Financial gain (loss)	185	(3,006)	(2,821)	(294)	(3,836)	(4,129)

Net income (loss)	(10,951)	(24,901)	(35,852)	(4,564)	(37,046)	(41,610)

Non controlling interests	3,589	—	3,589	1,691	—	1,691

Net income (loss) attributable to shareholders of Cellectis	(7,362)	(24,901)	(32,263)	(2,873)	(37,046)	(39,919)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	(21)	1,749	1,728	271	2,398	2,669
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	1,132	580	1,712	373	593	966

Adjustment of share-based compensation attributable to shareholders of Cellectis	1,112	2,329	3,441	644	2,991	3,635

Adjusted net income (loss) attributable to shareholders of Cellectis	(6,250)	(22,572)	(28,823)	(2,229)	(34,055)	(36,285)

Depreciation and amortization	(490)	(1,657)	(2,147)	(614)	(2,768)	(3,382)
Additions to tangible and intangible assets	207	16,003	16,210	39	4,688	4,727